Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Intangible assets
Balance at the beginning	$ 336
Balance at the end	76	[1]	$ 336
Computer software
Intangible assets
Balance at the beginning	336
Balance at the end	76		336
Computer software | Cost
Intangible assets
Balance at the beginning	771		688
Additions			83
Balance at the end	771		771
Computer software | Depreciation/ Amortization
Intangible assets
Balance at the beginning	(435)		(199)
Amortization for the year	(260)		(236)
Balance at the end	$ (695)		$ (435)

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).